INVENTORIES - Changes in provision for losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Changes in provision for losses
Beginning balance	R$ (79,885)	R$ (106,713)
Addition	(16,020)	(77,173)
Reversal	5,353	11,498
Write-off	35,563	92,503
Ending balance	(54,989)	(79,885)
Raw materials, estimated losses	11,230	56,305
Finished pulp product, write-off of inventory	1,083	32,018
Raw materials, write-off of inventory	33,231	49,550
Inventories pledged as security for liabilities	R$ 0	R$ 0